OPERATING LEASE (Details)	12 Months Ended
Dec. 31, 2020 lease
Lessee, Lease, Description [Line Items]
Number of non-cancelable operating leases	2
Non-cancelable operating lease, one
Lessee, Lease, Description [Line Items]
Lease term	2 years
Non-cancelable operating lease, two
Lessee, Lease, Description [Line Items]
Lease term	3 years